Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 91.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 1.0%
Northrop Grumman Corp., 2.93%, 1/15/25	$98	$98,232

		$98,232

Agriculture — 1.4%
Reynolds American, Inc., 4.45%, 6/12/25	$129	$134,124

		$134,124

Auto Manufacturers — 1.0%
General Motors Financial Co., Inc., 3.70%, 11/24/20	$93	$93,779

		$93,779

Auto Parts & Equipment — 0.5%
Aptiv PLC, 4.35%, 3/15/29	$45	$46,508

		$46,508

Banks — 7.8%
Bank of America Corp., 4.45%, 3/3/26	$133	$140,340
Citigroup, Inc., 2.70%, 10/27/22	86	85,827
Credit Suisse AG, 5.40%, 1/14/20	92	93,434
Goldman Sachs Group, Inc. (The), 4.223% to 5/1/28, 5/1/29(1)	102	106,080
JPMorgan Chase & Co., 3.509% to 1/23/28, 1/23/29(1)	95	96,016
Morgan Stanley, 3.125%, 1/23/23	86	86,820
Royal Bank of Canada, 4.65%, 1/27/26	127	136,922

		$745,439

Beverages — 2.1%
Constellation Brands, Inc., 2.70%, 5/9/22	$109	$108,976
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	94	87,789

		$196,765

Biotechnology — 2.4%
Amgen, Inc., 2.60%, 8/19/26	$119	$114,814
Gilead Sciences, Inc., 2.95%, 3/1/27	115	114,320

		$229,134

Building Materials — 0.6%
Owens Corning, 3.40%, 8/15/26	$56	$54,298

		$54,298

Chemicals — 5.2%
DuPont de Nemours, Inc., 4.493%, 11/15/25	$90	$96,837
Huntsman International, LLC, 4.50%, 5/1/29	85	86,147
Mosaic Co. (The), 3.25%, 11/15/22	86	86,990
Sherwin-Williams Co. (The), 3.125%, 6/1/24	86	86,340
Westlake Chemical Corp., 3.60%, 8/15/26	100	99,095
Yara International ASA, 4.75%, 6/1/28(2)	42	44,333

		$499,742

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 1.0%
IHS Markit, Ltd., 3.625%, 5/1/24	$100	$100,855

		$100,855

Diversified Financial Services — 9.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21	$150	$154,748
Air Lease Corp., 3.875%, 7/3/23	77	78,772
Ally Financial, Inc., 4.125%, 3/30/20	96	96,480
American Express Co., 3.00%, 10/30/24	39	39,236
Brookfield Finance, Inc., 3.90%, 1/25/28	86	85,933
Capital One Financial Corp., 3.45%, 4/30/21	86	87,223
Discover Financial Services, 3.85%, 11/21/22	79	81,592
E*TRADE Financial Corp., 4.50%, 6/20/28	55	57,280
Jefferies Group, LLC, 8.50%, 7/15/19	80	80,493
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(2)	45	46,679
Synchrony Financial, 4.25%, 8/15/24	46	47,015
Synchrony Financial, 5.15%, 3/19/29	55	57,122

		$912,573

Electric — 3.8%
AES Gener SA, 5.25%, 8/15/21(2)	$49	$51,038
Dominion Energy, Inc., 3.90%, 10/1/25	89	93,747
Georgia Power Co., 4.25%, 12/1/19	85	85,560
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(2)	45	44,888
Vistra Energy Corp., 8.125%, 1/30/26(2)	79	85,024

		$360,257

Electronics — 2.1%
Jabil, Inc., 3.95%, 1/12/28	$117	$111,606
Trimble, Inc., 4.90%, 6/15/28	87	89,987

		$201,593

Foods — 1.1%
Kraft Heinz Foods Co., 3.375%, 6/15/21	$22	$22,278
Smithfield Foods, Inc., 2.65%, 10/3/21(2)	86	84,015

		$106,293

Gas — 1.1%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$104,000

		$104,000

Health Care – Products — 1.5%
Becton Dickinson and Co., 3.734%, 12/15/24	$136	$140,360

		$140,360

Health Care – Services — 1.6%
Anthem, Inc., 2.50%, 11/21/20	$50	$49,989
MEDNAX, Inc., 5.25%, 12/1/23(2)	100	100,000

		$149,989

Home Builders — 0.9%
Lennar Corp., 4.75%, 4/1/21	$82	$83,718

		$83,718

Insurance — 5.1%
Aon Corp., 4.50%, 12/15/28	$85	$91,842
Athene Holding, Ltd., 4.125%, 1/12/28	113	110,964
Brown & Brown, Inc., 4.50%, 3/15/29	85	88,508

Security	Principal Amount (000’s omitted)	Value
Lincoln National Corp., 4.00%, 9/1/23	$86	$90,562
Principal Financial Group, Inc., 3.70%, 5/15/29	56	57,326
Principal Life Global Funding II, 3.00%, 4/18/26(2)	53	53,102

		$492,304

Internet — 1.0%
Netflix, Inc., 5.375%, 11/15/29(2)	$90	$91,575

		$91,575

Investment Companies — 0.8%
BrightSphere Investment Group PLC, 4.80%, 7/27/26	$80	$80,023

		$80,023

Iron & Steel — 2.6%
Nucor Corp., 4.00%, 8/1/23	$79	$83,184
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	70	73,014
Steel Dynamics, Inc., 5.125%, 10/1/21	90	90,338

		$246,536

Lodging — 1.0%
Marriott International Inc., 4.15%, 12/1/23	$90	$94,699

		$94,699

Machinery – Construction & Mining — 1.2%
Caterpillar Financial Services Corp., 2.00%, 11/29/19	$115	$114,790

		$114,790

Machinery – Diversified — 1.7%
CNH Industrial Capital, LLC, 4.20%, 1/15/24	$46	$46,810
Wabtec Corp., 4.40%, 3/15/24	110	114,107

		$160,917

Media — 1.9%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.50%, 2/1/24	$86	$89,896
WarnerMedia, LLC, 3.80%, 2/15/27	94	95,990

		$185,886

Mining — 1.0%
Freeport-McMoRan, Inc., 4.00%, 11/14/21	$92	$92,805

		$92,805

Miscellaneous Manufacturing — 1.0%
Hexcel Corp., 4.70%, 8/15/25	$86	$92,414

		$92,414

Oil & Gas — 1.3%
Concho Resources, Inc., 3.75%, 10/1/27	$79	$79,766
Hess Corp., 4.30%, 4/1/27	45	45,149

		$124,915

Oil & Gas Services — 2.0%
National Oilwell Varco, Inc., 2.60%, 12/1/22	$90	$88,242
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	110	106,534

		$194,776

Pharmaceuticals — 2.7%
AstraZeneca PLC, 2.375%, 11/16/20	$150	$149,763

Security	Principal Amount (000’s omitted)	Value
CVS Health Corp., 4.30%, 3/25/28	$102	$105,201

		$254,964

Pipelines — 3.5%
Energy Transfer Operating, L.P., 4.95%, 6/15/28	$79	$83,406
Kinder Morgan, Inc., 3.15%, 1/15/23	79	79,380
Plains All American Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	83	87,348
Western Midstream Operating, L.P., 4.50%, 3/1/28	86	85,191

		$335,325

Real Estate Investment Trusts (REITs) — 5.0%
Boston Properties, L.P., 3.85%, 2/1/23	$140	$145,279
Crown Castle International Corp., 3.20%, 9/1/24	100	100,250
GLP Capital, L.P./GLP Financing II, Inc., 5.25%, 6/1/25	110	116,430
SITE Centers Corp., 4.625%, 7/15/22	22	22,832
VEREIT Operating Partnership, L.P., 3.95%, 8/15/27	95	95,672

		$480,463

Retail — 6.9%
Best Buy Co., Inc., 4.45%, 10/1/28	$86	$88,691
Dollar Tree, Inc., 3.70%, 5/15/23	86	87,734
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	115	116,776
Nordstrom, Inc., 4.00%, 3/15/27	95	94,374
Tapestry, Inc., 4.125%, 7/15/27	150	148,820
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	118	119,713

		$656,108

Semiconductors — 3.0%
Marvell Technology Group, Ltd., 4.875%, 6/22/28	$115	$120,193
Microchip Technology, Inc., 3.922%, 6/1/21	55	55,715
NXP B.V./NXP Funding, LLC, 5.35%, 3/1/26(2)	33	35,698
QUALCOMM, Inc., 3.00%, 5/20/22	79	79,803

		$291,409

Software — 1.7%
CA, Inc., 4.70%, 3/15/27	$79	$79,005
Fidelity National Information Services, Inc., 3.625%, 10/15/20	84	84,998

		$164,003

Telecommunications — 2.9%
AT&T, Inc., 2.625%, 12/1/22	$140	$139,577
Verizon Communications, Inc., 4.125%, 3/16/27	134	142,675

		$282,252

Transportation — 1.0%
CSX Corp., 3.35%, 11/1/25	$91	$93,216

		$93,216

Total Corporate Bonds & Notes (identified cost $8,660,481)		$8,787,039

Short-Term Investments — 10.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.53%(3)	968,693	$968,693

Value

Total Short-Term Investments (identified cost $968,627)	$968,693

Total Investments — 102.0% (identified cost $9,629,108)	$9,755,732

Other Assets, Less Liabilities — (2.0)%	$(195,152)

Net Assets — 100.0%	$9,560,580

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2019, the aggregate value of these securities is $636,352 or 6.7% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2019 was $6,053.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	89.9%	$8,591,828
Bermuda	3.5	332,012
United Kingdom	2.4	229,786
Canada	2.3	222,855
Ireland	1.6	154,748
Switzerland	1.0	93,434
Chile	0.5	51,038
Norway	0.4	44,333
Netherlands	0.4	35,698

Total Investments	102.0%	$9,755,732

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$8,787,039	$—	$8,787,039
Short-Term Investments	—	968,693	—	968,693
Total Investments	$—	$9,755,732	$—	$9,755,732

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.